1933 Act/Rule 497(j)

June 9, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Phoenix Opportunities Trust

File Nos. 033-65137 and 811-7455

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on May 30, 2008.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr